Financial information by segment	9 Months Ended
Sep. 30, 2021
Financial information by segment [Abstract]
Financial information by segment
Note 4. - Financial information by segment
Atlantica’s segment structure reflects how management currently makes financial decisions and allocates resources. Its operating and reportable segments are based on the following geographies where the contracted concessional assets are located: North America, South America and EMEA. In addition, based on the type of business, as of September 30, 2021, the Company had the following business sectors: Renewable energy, Efficient natural gas and Heat, Transmission lines and Water. The business sector “Efficient natural gas” has been renamed “Efficient natural gas and Heat” in these Consolidated Condensed Interim Financial Statements as it includes the Calgary District Heating asset acquired in May 2021 (Note 5).
Atlantica’s Chief Operating Decision Maker (CODM), which is the CEO, assesses the performance and assignment of resources according to the identified operating segments. The CODM considers the revenue as a measure of the business activity and the Adjusted EBITDA as a measure of the performance of each segment. Adjusted EBITDA is calculated as profit/(loss) for the period attributable to the parent company, after adding back loss/(profit) attributable to non-controlling interests, income tax, share of profit/(loss) of associates carried under the equity method, finance expense net, depreciation, amortization and impairment charges of entities included in these Consolidated Condensed Interim Financial Statements.
In order to assess performance of the business, the CODM receives reports of each reportable segment using revenue and Adjusted EBITDA. Net interest expense evolution is assessed on a consolidated basis. Financial expense and amortization are not taken into consideration by the CODM for the allocation of resources.

In the nine-month period ended September 30, 2021, Atlantica had two customers with revenues representing more than 10% of total revenue, both in the renewable energy business sector. In the nine-month period ended September 30, 2020, Atlantica had four customers with revenues representing more than 10% of the total revenue, three in the renewable energy and one in the efficient natural gas and heat business sectors.
a)	The following tables show Revenue and Adjusted EBITDA by operating segments and business sectors for the nine-month periods ended September 30, 2021 and 2020:

	Revenue		Adjusted EBITDA
	For the nine-month period ended September 30,		For the nine-month period ended September 30,
	($ in thousands)
Geography	2021	2020	2021	2020
North America	308,661	267,688	233,810	233,201
South America	117,129	112,019	90,626	89,749
EMEA	514,628	389,027	293,601	286,622
Total	940,418	768,734	618,037	609,572

	Revenue		Adjusted EBITDA
	For the nine-month period ended September 30,		For the nine-month period ended September 30,
	($ in thousands)
Business sector	2021	2020	2021	2020
Renewable energy	725,756	579,230	458,170	456,420
Efficient natural gas & Heat	93,524	80,118	73,527	72,412
Transmission lines	80,428	79,229	64,243	64,039
Water	40,710	30,157	22,097	16,701
Total	940,418	768,734	618,037	609,572

The reconciliation of segment Adjusted EBITDA with the profit attributable to the Company is as follows:

	For the nine-month period ended September 30, ($ in thousands)
	2021	2020
Profit/(loss) attributable to the Company	(18,166)	61,209
Profit/(loss) attributable to non-controlling interests	11,720	(3,042)
Income tax	42,390	25,079
Share of (profit)/loss of associates carried under the equity method	(4,245)	2,248
Financial expense, net	251,422	221,911
Depreciation, amortization, and impairment charges	334,916	302,166
Total segment Adjusted EBITDA	618,037	609,572

b)	The assets and liabilities by operating segments (and business sector) as of September 30, 2021 and December 31, 2020 are as follows:

Assets and liabilities by geography as of September 30, 2021:

	North America	South America	EMEA	Balance as of September 30, 2021
	($ in thousands)
Assets allocated
Contracted concessional assets	3,396,242	1,219,002	3,558,673	8,173,917
Investments carried under the equity method	256,250	13	40,699	296,762
Current financial investments	135,664	27,846	44,291	207,801
Cash and cash equivalents (project companies)	242,677	79,908	362,014	684,599
Subtotal allocated	4,030,633	1,326,769	4,005,677	9,363,079
Unallocated assets
Other non-current assets				253,170
Other current assets (including cash and cash equivalents at holding company level)				436,369
Subtotal unallocated				689,539
Total assets				10,052,618

	North America	South America	EMEA	Balance as of September 30, 2021
	($ in thousands)
Liabilities allocated
Long-term and short-term project debt	1,843,700	902,983	2,532,197	5,278,880
Grants and other liabilities	1,066,410	14,399	190,651	1,271,460
Subtotal allocated	2,910,110	917,382	2,722,848	6,550,340
Unallocated liabilities
Long-term and short-term corporate debt				1,030,079
Other non-current liabilities				552,251
Other current liabilities				158,359
Subtotal unallocated				1,740,689
Total liabilities				8,291,029
Equity unallocated				1,761,589
Total liabilities and equity unallocated				3,502,278
Total liabilities and equity				10,052,618

Assets and liabilities by geography as of December 31, 2020:

	North America	South America	EMEA	Balance as of December 31, 2020
	($ in thousands)
Assets allocated
Contracted concessional assets	3,073,785	1,211,952	3,869,681	8,155,418
Investments carried under the equity method	74,660	-	41,954	116,614
Current financial investments	129,264	27,836	42,984	200,084
Cash and cash equivalents (project companies)	206,344	70,861	255,530	532,735
Subtotal allocated	3,484,053	1,310,649	4,210,149	9,004,851
Unallocated assets
Other non-current assets				242,044
Other current assets (including cash and cash equivalents at holding company level)				691,459
Subtotal unallocated				933,503
Total assets				9,938,354

	North America	South America	EMEA	Balance as of December 31, 2020
	($ in thousands)
Liabilities allocated
Long-term and short-term project debt	1,623,284	902,500	2,711,830	5,237,614
Grants and other liabilities	1,078,974	11,355	139,438	1,229,767
Subtotal allocated	2,702,258	913,855	2,851,268	6,467,381
Unallocated liabilities
Long-term and short-term corporate debt				993,725
Other non-current liabilities				589,107
Other current liabilities				147,260
Subtotal unallocated				1,730,092
Total liabilities				8,197,473
Equity unallocated				1,740,881
Total liabilities and equity unallocated				3,470,973
Total liabilities and equity				9,938,354

Assets and liabilities by business sector as of September 30, 2021:

	Renewable energy	Efficient natural gas & Heat	Transmission lines	Water	Balance as of September 30, 2021
	($ in thousands)
Assets allocated
Contracted concessional assets	6,662,219	526,877	814,825	169,996	8,173,917
Investments carried under the equity method	250,104	8,745	-	37,913	296,762
Current financial investments	4,531	135,375	27,705	40,190	207,801
Cash and cash equivalents (project companies)	563,034	51,804	52,975	16,787	684,599
Subtotal allocated	7,479,887	722,801	895,505	264,886	9,363,079
Unallocated assets
Other non-current assets					253,170
Other current assets (including cash and cash equivalents at holding company level)					436,369
Subtotal unallocated					689,539
Total assets					10,052,618

	Renewable energy	Efficient natural gas & Heat	Transmission lines	Water	Balance as of September 30, 2021
	($ in thousands)
Liabilities allocated
Long-term and short-term project debt	4,073,826	485,198	617,690	102,166	5,278,880
Grants and other liabilities	1,251,956	11,352	5,833	2,319	1,271,460
Subtotal allocated	5,325,782	496,550	623,523	104,485	6,550,340
Unallocated liabilities
Long-term and short-term corporate debt					1,030,079
Other non-current liabilities					552,251
Other current liabilities					158,359
Subtotal unallocated					1,740,689
Total liabilities					8,291,029
Equity unallocated					1,761,589
Total liabilities and equity unallocated					3,502,278
Total liabilities and equity					10,052,618

Assets and liabilities by business sector as of December 31, 2020:

	Renewable energy	Efficient natural gas & Heat	Transmission lines	Water	Balance as of December 31, 2020
	($ in thousands)
Assets allocated
Contracted concessional assets	6,632,611	502,285	842,595	177,927	8,155,418
Investments carried under the equity method	61,866	15,514	30	39,204	116,614
Current financial investments	6,530	124,872	27,796	40,886	200,084
Cash and cash equivalents (project companies)	397,465	67,955	46,045	21,270	532,735
Subtotal allocated	7,098,472	710,626	916,466	279,287	9,004,851
Unallocated assets
Other non-current assets					242,044
Other current assets (including cash and cash equivalents at holding company level)					691,459
Subtotal unallocated					933,503
Total assets					9,938,354

	Renewable energy	Efficient natural gas & Heat	Transmission lines	Water	Balance as of December 31, 2020
	($ in thousands)
Liabilities allocated
Long-term and short-term project debt	3,992,512	504,293	625,203	115,606	5,237,614
Grants and other liabilities	1,221,176	108	6,040	2,443	1,229,767
Subtotal allocated	5,213,688	504,401	631,243	118,049	6,467,381
Unallocated liabilities
Long-term and short-term corporate debt					993,725
Other non-current liabilities					589,107
Other current liabilities					147,260
Subtotal unallocated					1,730,092
Total liabilities					8,197,473
Equity unallocated					1,740,881
Total liabilities and equity unallocated					3,470,973
Total liabilities and equity					9,938,354

c)	The amount of depreciation, amortization and impairment charges recognized for the nine-month periods ended September 30, 2021 and 2020 are as follows:

	For the nine-month period ended September 30,
Depreciation, amortization and impairment by geography	2021	2020
	($ in thousands)
North America	(119,196)	(162,803)
South America	(43,388)	(26,624)
EMEA	(172,332)	(112,739)
Total	(334,916)	(302,166)

	For the nine-month period ended September 30,
Depreciation, amortization and impairment by business sectors	2021	2020
	($ in thousands)
Renewable energy	(334,513)	(253,617)
Efficient natural gas & Heat	22,956	(23,616)
Transmission lines	(24,194)	(24,236)
Water	836	(697)
Total	(334,916)	(302,166)